Segment Information - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Segment	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting [Abstract]
Number of reportable business segments	4
Electricity transmission costs	$ 221,247	$ 221,511	$ 226,056
Consolidated total revenue, share of customers	10.00%